Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Operations [Abstract]
Revenues	$ 25,599	$ 27,601	$ 25,903
Cost of revenues	20,462	22,556	20,872
Gross profit	5,137	5,045	5,031
Operating costs and expenses:
Sales and marketing	2,768	3,043	2,924
General and administrative	1,681	1,882	1,523
Total operating costs and expenses	4,449	4,925	4,447
Operating income	688	120	584
Financial expenses, net	(376)	(445)	(571)
Income (loss) before taxes on income	312	(325)	13
Taxes on income (tax benefit)	(22)	108	$ 13
Net income (loss)	$ 334	$ (433)
Basic and diluted net Income (loss) per share	$ 0.17	$ (0.3)